Empower Core Strategies International Equity Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	64 Months Ended	90 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%			8.18%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		29.17%	8.11%		7.38%
Performance Inception Date	Jun. 25, 2018
Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		27.18%	6.46%		5.58%
Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		17.38%	5.69%		5.10%
Institutional | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%		7.88%
Investor
Prospectus [Line Items]
Average Annual Return, Percent		28.74%	7.75%	10.08%
Performance Inception Date	Sep. 03, 2020
Investor | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	10.84%